Elevation Series Trust

1700 Broadway, Suite 2100

Denver, CO 80290

January 29, 2026

VIA EDGAR

U.S. Securities and Exchange Commission Division of Investment Management

100 F Street, N.E. Washington, DC 20549

Re:	Elevation Series Trust (the “Trust”)
(File Nos. 333-265972 and 811-23812)

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the Trust hereby certifies the following:

1.	that the form of prospectus and statement of additional information for each series of the Trust as identified in Exhibit A below, that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 94 to the Form N-1A Registration Statement filed by the Trust on January 28, 2026, which is the most recent amendment to such registration statement and became effective January 28, 2026; and

2.	that the text of Post-Effective Amendment No.94 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on January 28, 2026.

Very Truly Yours,

/s/ Nicholas Adams

Nicholas Adams

Secretary

Exhibit A

RiverNorth Active Income ETF